Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	7 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (173,542)	$ (1,858,401)	$ (290,742)	$ (378,753)
Cash Flows from Investing Activities:
Cash withdrawn from Trust Account to redeem Public Shares		92,591,090
Adjustments to reconcile to net loss to net cash used in operating activities
Interest income from investments held in Trust Account	(6,444)	(345,141)	(11,969)	(16,003)
Changes in operating assets and liabilities:
Prepaid expenses	(122,478)	(90,671)	41,311	75,811
Accounts payable	13,810	280,173	(12,155)	(12,422)
Accrued expenses	30,146	1,144,797	(59,972)	(60,995)
Accrued expenses – related party		(150,000)	90,000	120,000
Net cash used in operating activities	(258,508)	(1,019,243)	(243,527)	(272,362)
Cash Flows from Investing Activities:
Principal deposited in Trust Account	(160,000,000)
Cash provided by investing activities	(160,000,000)	92,591,090
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary shares to Sponsor	28,750
Proceeds from note payable to related party	300,000
Repayment of note payable to related party	(300,000)
Proceeds received from initial public offering, gross	160,000,000
Proceeds from private placement	6,000,000
Paid offering costs	(3,743,420)
Redemption of Public Shares		(92,591,090)
Cash used in financing activities	162,285,330	(92,591,090)
Net change in cash	2,026,822	(1,019,243)	(243,527)	(272,362)
Cash – beginning of the period		1,754,460	2,026,822	2,026,822
Cash – end of the period	2,026,822	$ 735,217	$ 1,783,295	$ 1,754,460
Supplemental disclosure of noncash activities:
Offering costs included in accrued expenses	75,000
Deferred underwriting commissions in connection with the initial public offering	$ 5,600,000